NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021
NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)
Cash	$ 2,245,285	$ 370,784	$ 682,976	$ 308,085
Working capital	(519,603)
Accumulated deficit	$ (69,221,968)	$ (69,951,679)